Employee Defined Contribution Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total contributions to the government, employee benefits, expensed as incurred	$ 3,910	$ 3,199	$ 2,464
Employee Benefits From Continuing Operations	3,910	3,164	2,412
Employee benefits from discontinued operations		35	52
Employee benefits, mandatory contributions to defined contribution retirement plans for full time employees in Hong Kong	$ 2	$ 2	$ 2